Goodwill and Other Intangible Assets - Schedule of Finite-Lived Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 47.3	$ 47.9
Accumulated Amortization	(16.5)	(12.4)
Net Carrying Amount	30.8	35.5
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47.3	47.9
Accumulated Amortization	(16.5)	(12.4)
Net Carrying Amount	$ 30.8	$ 35.5